Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Parties [Abstract]
Remuneration Of Key Management Personnel

	December 31, 2021	December 31, 2020	December 31, 2019
Fees	54,335	76,589	30,700
Total	54,335	76,589	30,700

Transactions And Balances With Key Management Personnel

	Balances as of		Results
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2019
Loans
Credit cards	3,559	7,509	1,080	1,707	2,240
Overdrafts	—	45	—	—	—
Mortgage loans	1,105	1,796	235	385	571
Deposits	12,896	49,317	354	1,623	2,457

Transactions And Balances With Parent Company Except Key Management Personnel

	Balances as of		Results
Parent	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2019
Cash and other demand deposits	626,770	1,763,407	—	—	—
Other financial assets	525,435	3,217	—	—	—
Other liabilities	21,186,026	10,659,186	4,023,784	1,089,611	600,951
Derivatives (Liabilities)	—	17,536	598,086	582,408	14,444

Off-balance sheet transaction

Securities in custody (b)	90,837,919	95,135,597	—	—	—
Derivative instruments (Notional amount)	—	1,396,210	—	—	—
Guarantees granted (c)	1,359,509	4,010,096	7,789	8,990	4,912
Guarantees received	1,420,998	5,622,988	—	—	—

Transactions And Balances With Associated Company Except Key Management Personnel

	Balances as of		Results
Associates/ Joint Ventures	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2019
Cash and other demand deposits	652	1,410	—	—	—
Loans and advances	8,959,394	6,682,490	4,001,137	4,631,818	6,146,518
Debt securities at fair value through profit or loss	780	7,832	1,739	116,077	108,239
Other financial assets	203,918	110,938	—	—	504
Deposits	1,049,500	1,388,493	141,859	12,780	242,927
Other liabilities	455	35	4,107	2,053	8,890
Financing received	—	1,338,954	—	19,047	68,943
Derivatives (Liabilities)	—	—	—	86,708	961,434
Debt securities issued	—	—	—	37,059	105,398
Other operating income (a)	—	—	70,727	75,484	106,255

Off-balance sheet transaction

Securities in custody (b)	3,942,537	4,510,133	—	2,718	3,802
Guarantees received	1,013,348	21,440	—	—	—
Guarantees granted (c)	821	1,092	—	207	1,179

(a)	Operating leases.
(b)	These balances represent the shares in custody of Banco BBVA Argentina SA held by BBVA and BBV América.
(c)	These balances represent commercial guarantees granted.
Transactions have been agreed upon on an arm’s length basis. All loans to related parties were classified in Stage 1.